Cash and cash equivalents - Presented in currency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 1,907,776	¥ 1,399,370	¥ 3,055,194	¥ 1,077,875
USD
Cash and cash equivalents in currencies
Cash and cash equivalents	313,559	72,093
RMB
Cash and cash equivalents in currencies
Cash and cash equivalents	1,045,135	554,781
HKD
Cash and cash equivalents in currencies
Cash and cash equivalents	530,861	763,126
SGD
Cash and cash equivalents in currencies
Cash and cash equivalents	13,821	7,335
IDR
Cash and cash equivalents in currencies
Cash and cash equivalents	1,680	473
MYR
Cash and cash equivalents in currencies
Cash and cash equivalents	1,585	164
PHP
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 1,135	¥ 1,398